Hartford US Quality Growth ETF Investment Strategy - Hartford US Quality Growth ETF	Jul. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGY.
Strategy Narrative [Text Block]	The Fund seeks to provide investment results that, before fees and expenses, correspond to the total return performance of the Hartford US Quality Growth Index (LHQGOX) (the “Index”), which seeks to provide long-term capital appreciation by investing in US equities with favorable growth characteristics while maintaining what is considered to be enhanced exposure to quality while also providing reasonable exposure to value and momentum. The Index methodology seeks to deliver exposure to what are considered to be growth companies while mitigating risk and enhancing return potential through factor security selection while applying a comprehensive risk framework to overall Index construction. The rules-based, proprietary methodology utilizes an optimization process to help maximize exposure to quality while avoiding negative exposure to value and momentum and controlling for sector and size at the portfolio level. Quality is determined by analyzing companies based on gross profitability divided by total assets. Generally, issuers that have gross profitability to total asset ratios higher than the average ratio in the Fund’s investment universe will be considered “quality” issuers. In order to identify growth investments, the eligible companies within the Fund’s equity universe are ranked by an equally weighted combined score comprised of a ratio of gross profitability to assets and five-year sales growth. Companies within the top 50% of combined scores are considered quality growth companies. They are weighted by estimated free float market capitalization to determine parameters for the index such as sector weights, size positioning, and levels of concentration or diversification. The Index’s components are adjusted twice annually, with a reconstitution and rebalance occurring in March and September. The Index was established on June 30, 2023. The Index is comprised of US large capitalization securities, which are defined as securities included among the 1,000 largest US companies by estimated free-float market capitalization. The capitalization range of the Index was $3.5 billion to $4.5 trillion as of September 30, 2025. The Index is expected to typically include 100-300 components. The components of the Index, the number of components and the degree to which these components represent certain industries, may change over time. The Index, developed by Lattice Strategies LLC (“Lattice” or the “Adviser”), seeks to address identified risks within its asset class. For example, company concentrations, valuation insensitivity, and other unmanaged risk factors may be addressed through the index management process. The Adviser uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. The Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. Indexing may eliminate the chance that the Fund will substantially outperform the Index but also may reduce some of the risks of active management, such as over concentration. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies. The Fund generally invests at least 80% of its assets in securities of the Index and in depositary receipts representing securities of the Index. The Fund may invest the remainder of its assets in certain instruments that are not included in the Index, cash and cash equivalents, including money market funds, as well as in securities that are not included in the Index, but that the sub-adviser believes will help the Fund track the Index. To the extent that the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will do so in approximately the same amount as the Index. The Index is sponsored by Lattice. Lattice determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. The Index is the property of Lattice, which has contracted with S&P Opco LLC (a subsidiary of S&P Dow Jones Indices LLC) to calculate and maintain the Index. The Index is not sponsored by S&P Dow Jones Indices or its affiliates or its third-party licensors and none of those parties will be liable for any errors or omissions in calculating the Index. Additional information on the Index can be found at hartfordfunds.com.